INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefit)

	Years ended December 31,
	2018	2019	2020
Current income tax expense (benefit)	$862	$(1,920)	$(1,528)
Deferred income tax expense	—	—	—
Total income tax expense (benefit)	$862	$(1,920)	$(1,528)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2019	2020
Deferred tax assets
Provision for doubtful accounts	$2,165	$2,249
Inventory	4,510	4,510
Prepaid expenses and other current assets	5,629	4,865
Property and equipment, net	124	124
Accrued payroll and welfare	107	119
Accrued liabilities	345	357
Advertising fee	5	6
Employee education fee	13	13
Net operating loss carry forwards	10,738	12,811
Total Deferred tax assets	$23,636	$25,054
Less: valuation allowance	(23,636)	(25,054)
Deferred income tax assets, net	$—	$—
Deferred income liabilities	$—	$—
Net Deferred income tax assets	$—	$—

Schedule of reconciliation between statutory income tax expense and actual income tax expense

	Years Ended December 31,
	2018	2019	2020
Loss before provision of income tax	$(88,076)	$(70,988)	$(6,848)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(22,019)	(17,747)	(1,712)
Accrual (reversal) of taxable deemed interest income from inter-company interest-free loans	2,108	(2,259)	(1,593)
Impairment of goodwill	—	18,523	—
Fair value change on contingent consideration	—	(16,399)	—
Non-taxable income	—	(234)	—
Non-deductible loss and other expenses not deductible for tax purposes	15,644	298	109
Effect of income tax rate differences in jurisdictions other than the PRC	3,234	2,313	1,128
Effect of tax holiday	(53)	305	147
Tax effect of tax rate change	—	—	(1,025)
Changes in valuation allowance	1,948	13,280	1,418
Income tax expenses	$862	$(1,920)	$(1,528)

Summary of rollforward of valuation allowances of deferred tax assets

Year Ended December 31, 2020
Balance as of beginning of year	$23,636
Additions of valuation allowance	546
Utilization of deferred tax assets	(153)
Change in tax rate	1,025
Balance as of the end of the year	$25,054